UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04375

Name of Fund:  BlackRock Multi-State Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2017

Date of reporting period: 02/28/2017

Item 1 – Schedule of Investments

Schedule of Investments February 28, 2017 (Unaudited)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 91.4%
Corporate — 3.5%
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.25%, 9/15/29	$3,500	$3,687,565
Continental Airlines, Inc. Project, AMT, Series B, 5.63%, 11/15/30	1,000	1,086,640
Provident Group-Kean Properties, Series A, 5.00%, 7/01/47	265	276,713
New Jersey EDA, Refunding RB:
Duke Farms Foundation Project, 4.00%, 7/01/46	1,110	1,118,047
New Jersey American Water Co., Inc. Project, AMT, Series A, 5.70%, 10/01/39	1,445	1,576,192
New Jersey American Water Co., Inc. Project, AMT, Series B, 5.60%, 11/01/34	1,000	1,091,040
New Jersey American Water Co., Inc. Project, AMT, Series D, 4.88%, 11/01/29	1,000	1,061,580

		9,897,777
County/City/Special District/School District — 16.3%
Carlstadt School District, GO, Refunding, 4.00%, 5/01/30	1,415	1,490,717
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	1,020	1,017,236
5.25%, 11/01/44	990	978,526
(AGM), 4.00%, 11/01/34	500	492,495
City of Bayonne New Jersey, GO, Refunding, Qualified General Improvement (BAM), 5.00%, 7/01/39	660	734,382
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM):
5.00%, 7/01/35	600	604,074
5.00%, 7/01/36	145	145,940
County of Essex New Jersey Improvement Authority, LRB, Newark Project, Series A (AGM), 5.00%, 11/01/20	735	797,299
County of Essex New Jersey Improvement Authority, RB:
AMT, 5.25%, 7/01/45 (a)	1,000	988,300
Newark Project, Series A (AGM), 6.00%, 11/01/30	1,090	1,211,208

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (continued)
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC), 5.50%, 10/01/29	$1,500	$1,893,495
County of Hudson New Jersey Improvement Authority, GO, Refunding, Go, Refunding, 4.00%, 12/01/30	2,645	2,841,947
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C, 5.25%, 1/01/46	3,900	4,113,408
County of Union New Jersey Utilities Authority, Refunding RB, Series A:
Covanta Union, Inc., AMT, 4.75%, 12/01/31	1,250	1,323,562
Solid Waste System, County Deficiency Agreement, 5.00%, 6/15/41	2,000	2,165,940
New Brunswick New Jersey Parking Authority, Refunding RB, City Guaranteed, Series A (BAM), 5.00%, 9/01/39	1,500	1,689,690
New Jersey EDA, RB, Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 4/01/31	2,000	2,252,400
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,500	2,887,725
New Jersey Health Care Facilities Financing Authority, RB, Greystone Park Psychiatric Hospital Project, Series A, 5.00%, 9/15/29	2,000	2,055,040
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 4.00%, 7/01/41	2,000	2,008,000
Hunterdon Medical Center, 5.00%, 7/01/31	300	334,032
Hunterdon Medical Center, 5.00%, 7/01/45	2,650	2,873,130
New Jersey Sports & Exposition Authority, Refunding RB (NPFGC), 5.50%, 3/01/21 (b)	805	934,935

BLACKROCK NEW JERSEY MUNICIPAL BOND FUND	FEBRUARY 28, 2017	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (continued)
Newark New Jersey Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	$1,775	$1,775,426
Township of Egg Harbor New Jersey School District, GO, Refunding(AGM), 5.75%, 7/15/25	2,000	2,490,660
Township of Irvington New Jersey, GO, Refunding, Series A (AGM):
5.00%, 7/15/31	2,445	2,740,723
5.00%, 7/15/32	350	390,379
Township of Montclair New Jersey, GO, Refunding Series B:
5.00%, 10/01/27	500	602,455
4.00%, 10/01/28	300	330,225
Township of Sparta New Jersey Board of Education, GO, Refunding, 5.00%, 2/15/36	1,350	1,521,652

		45,685,001
Education — 17.3%
County of Atlantic New Jersey Improvement Authority, RB, Stockton University Atlantic City, Series A (AGM), 4.00%, 7/01/46	1,250	1,257,712
County of Gloucester New Jersey Improvement Authority, RB, Rowan University General Capital Improvement Projects:
5.00%, 7/01/44	530	574,684
Series A, 5.00%, 7/01/34	1,855	2,042,021
New Jersey EDA, RB:
Rutgers-The State University of New Jersey, College Avenue Redevelopment Project, 5.00%, 6/15/38	2,000	2,240,060
School Facilities Construction (AGC), 5.50%, 12/15/18 (c)	525	568,008
School Facilities Construction (AGC), 5.50%, 12/15/34	10	10,597
Team Academy Charter School Project, 6.00%, 10/01/43	1,000	1,085,820
New Jersey EDA, Refunding RB, Greater Brunswick Charter School, Inc. Project, Series A (a):
4.75%, 8/01/24	350	342,493
5.63%, 8/01/34	250	242,300
5.88%, 8/01/44	430	418,842

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
New Jersey Educational Facilities Authority, RB, Higher Educational Capital Improvement Fund, Series A, 5.00%, 9/01/33	$1,750	$1,775,147
New Jersey Educational Facilities Authority, Refunding RB:
City of New Jersey University Issue, Series D, 4.00%, 7/01/35	710	714,381
College of New Jersey, 3.50%, 7/01/31	1,000	990,610
College of New Jersey, Series D (AGM), 5.00%, 7/01/18 (c)	500	527,825
College of New Jersey, Series D (AGM), 5.00%, 7/01/18 (c)	1,000	1,055,650
College of New Jersey, Series F, 4.00%, 7/01/35	505	510,085
Georgian Court University, Series D, 5.00%, 7/01/33	500	502,760
Kean University, Series A, 5.25%, 9/01/29	1,705	1,838,604
Kean University, Series A (AGC), 5.50%, 9/01/36	1,000	1,085,720
Kean University, Series H, 4.00%, 7/01/39	715	711,833
Montclair State University, Series A, 5.00%, 7/01/33	2,005	2,251,936
Montclair State University, Series B, 5.00%, 7/01/34	660	743,318
Montclair State University, Series B, 5.00%, 7/01/33	900	1,019,007
New Jersey City University, Series A, 5.00%, 7/01/40	1,000	1,085,800
Ramapo College, Series B, 5.00%, 7/01/42	560	609,252
Stockton University, Series A, 5.00%, 7/01/41	630	672,594
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (c)	2,500	2,854,850
William Paterson University (AGC), 5.00%, 7/01/38	240	250,490
William Paterson University, Series C, 4.00%, 7/01/35	1,500	1,508,625
William Paterson University, Series E (BAM), 5.00%, 7/01/33	1,250	1,413,137

2	BLACKROCK NEW JERSEY MUNICIPAL BOND FUND	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
New Jersey Educational Facilities Authority, Refunding RB (continued):
William Paterson University, Series E (BAM), 5.00%, 7/01/34	$1,335	$1,502,396
William Paterson University, Series E (BAM), 5.00%, 7/01/35	1,500	1,682,985
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/28	720	784,030
Series 1A, 5.00%, 12/01/25	65	68,721
Series 1A, 5.00%, 12/01/26	400	418,824
New Jersey Institute of Technology, RB, Series A:
5.00%, 7/01/32	1,500	1,667,340
5.00%, 7/01/40	5,000	5,511,650
5.00%, 7/01/42	915	1,007,040
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 1/01/45	2,000	2,221,460
Rutgers-The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	2,500	2,787,275

		48,555,882
Health — 15.4%
County of Burlington New Jersey Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 1/01/38	1,850	1,890,681
New Jersey EDA, Refunding RB, Lions Gate Project, 4.88%, 1/01/29	650	664,086
New Jersey Health Care Facilities Financing Authority, RB:
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	1,810	1,874,870
Robert Wood Johnson University Hospital, Series A, 5.25%, 7/01/35	1,460	1,624,294
Robert Wood Johnson University Hospital, Series A, 5.00%, 7/01/39	1,150	1,254,558
Robert Wood Johnson University Hospital, Series A, 5.00%, 7/01/43	1,535	1,671,461

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (continued)
New Jersey Health Care Facilities Financing Authority, RB (continued):
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	$920	$1,035,478
Virtua Health, Series A (AGC), 5.50%, 7/01/38	3,620	3,904,894
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/21 (c)	2,985	3,555,822
General Hospital Center at Passaic (AGM), 6.75%, 7/01/19 (b)	80	85,811
Hackensack University Medical Center (AGC), 5.25%, 1/01/36	3,600	3,692,196
Holy Name Medical Center, 5.00%, 7/01/25	500	539,490
Inspira Health Obligated Group, Series A, 3.00%, 7/01/32	785	701,460
Meridian Health System Obligated Group, 5.00%, 7/01/27	1,500	1,678,410
Princeton Healthcare System, 5.00%, 7/01/34	1,000	1,107,670
Princeton Healthcare System, 5.00%, 7/01/39	4,060	4,403,314
Robert Wood Johnson University Hospital, 5.00%, 1/01/20 (c)	1,500	1,658,310
RWJ Barnabas Health Obligated Group, Series A, 4.00%, 7/01/32	2,300	2,361,318
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 7/01/43	1,540	1,689,180
St. Barnabas Health Care System, Series A, 5.63%, 7/01/21 (c)	1,540	1,810,270
St. Barnabas Health Care System, Series A, 5.00%, 7/01/25	2,230	2,490,553
St. Barnabas Health Care, Series A, 5.00%, 7/01/24	1,000	1,125,590
St. Joseph’s Healthcare System Obligated Group, 5.00%, 7/01/41	650	679,575

BLACKROCK NEW JERSEY MUNICIPAL BOND FUND	FEBRUARY 28, 2017	3

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB (continued):
St. Joseph’s Healthcare System Obligated Group, 4.00%, 7/01/48	$910	$822,240
St. Luke’s Warren Hospital Obligated Group, 5.00%, 8/15/34	460	501,267
Virtua Health, 5.00%, 7/01/29	285	318,701

		43,141,499
Housing — 2.0%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing:
Series AA, 6.50%, 10/01/38	95	97,904
Series U, AMT, 4.90%, 10/01/27	915	916,135
Series U, AMT, 4.95%, 10/01/32	230	230,239
Newark Housing Authority, RB, M/F Housing, Series A:
5.00%, 12/01/30	1,640	1,800,540
4.38%, 12/01/33	2,515	2,637,053

		5,681,871
State — 10.2%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 0.00%, 11/01/24 (d)	10,000	7,745,300
CAB, Series B, 0.00%, 11/01/27 (d)	4,135	2,805,060
Election of 2005, Series A, 5.75%, 11/01/28	2,565	3,128,736
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series A (NPFGC), 0.00%, 7/01/21 (d)	1,675	1,508,555
Motor Vehicle Surcharges, Series A (NPFGC), 5.00%, 7/01/27	2,000	2,050,020
Motor Vehicle Surcharges, Series A (NPFGC), 5.00%, 7/01/29	1,100	1,127,511
School Facilities Construction (AGC), 6.00%, 12/15/18 (c)	1,000	1,090,820

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (continued)
New Jersey EDA, RB (continued):
School Facilities Construction, Series KK, 5.00%, 3/01/38	$1,070	$1,071,016
New Jersey EDA, Refunding RB:
CAB, Economic Fund, Series A (NPFGC), 0.00%, 3/15/21 (d)	2,000	1,820,420
Cigarette Tax, 5.00%, 6/15/22	1,700	1,859,137
Cigarette Tax, 5.00%, 6/15/29	640	673,619
Lions Gate Project, 5.25%, 1/01/44	370	378,721
State of New Jersey, COP, Equipment Lease Purchase, Series A (c):
5.25%, 6/15/19	1,000	1,092,360
5.25%, 6/15/19	1,110	1,212,520
State of New Jersey, GO, Refunding, Series N (NPFGC), 5.50%, 7/15/17	1,000	1,018,050

		28,581,845
Tobacco — 0.3%
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 5.00%, 6/01/41	1,025	986,050
Transportation — 23.6%
Delaware River Joint Toll Bridge Commission, Refunding RB, 4.00%, 7/01/34	1,830	1,895,624
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	1,875	2,037,187
Delaware River Port Authority of Pennsylvania & New Jersey, RB, 5.00%, 1/01/40	1,500	1,645,335
New Brunswick Parking Authority, Refunding RB, City Guaranteed, Series B (AGM), 4.00%, 9/01/40	2,000	2,022,100
New Jersey EDA, RB, AMT, Goethals Bridge Replacement Project:
(AGM), 5.13%, 7/01/42	1,000	1,086,960
5.13%, 1/01/39	1,000	1,095,320
Private Activity Bond, 5.38%, 1/01/43	905	957,961
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/31	2,785	3,165,208

4	BLACKROCK NEW JERSEY MUNICIPAL BOND FUND	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (continued)
New Jersey State Turnpike Authority, Refunding RB:
Series A (BHAC), 5.25%, 1/01/30	$1,000	$1,237,080
Series I, 5.00%, 1/01/35	2,500	2,706,825
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/32 (d)	10,000	4,464,900
CAB, Transportation System, Series A, 0.00%, 12/15/35 (d)	8,900	3,311,067
CAB, Transportation System, Series A, 0.00%, 12/15/38 (d)	10,000	3,103,900
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/34 (d)	4,870	2,097,314
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/30	1,250	1,322,387
Federal Highway Reimbursement Revenue Notes, Series A-2, 5.00%, 6/15/30	6,070	6,210,581
Series B, 5.25%, 6/15/26	1,500	1,576,350
Transportation Program, Series AA, 5.25%, 6/15/31	2,000	2,070,240
Transportation Program, Series AA, 5.00%, 6/15/45	1,000	999,930
Transportation System, Series A, 6.00%, 6/15/35	3,185	3,447,189
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series B (NPFGC), 5.50%, 12/15/21	1,800	2,029,410
Port Authority of New York & New Jersey, ARB:
Consolidated, 85th Series, 5.20%, 9/01/18	1,000	1,064,520
Consolidated, 93rd Series, 6.13%, 6/01/94	1,000	1,204,590
JFK International Air Terminal LLC, Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	2,000	2,029,360

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (continued)
Port Authority of New York & New Jersey, ARB (continued):
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	$1,000	$1,124,000
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
147th Series, 4.75%, 4/15/37	4,700	4,711,045
177th Series, 3.50%, 7/15/37	825	794,632
178th Series, 5.00%, 12/01/43	285	309,801
186th Series, 5.00%, 10/15/44	3,000	3,305,280
South Jersey Transportation Authority, Refunding RB, Transportation System, Series A:
5.00%, 11/01/28	295	320,402
5.00%, 11/01/29	295	319,028
5.00%, 11/01/32	440	481,276
5.00%, 11/01/33	250	272,228
5.00%, 11/01/34	250	271,183
5.00%, 11/01/39	1,500	1,605,375

		66,295,588
Utilities — 2.8%
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Keystone Urban Renewal Project, Series A, AMT, 5.00%, 12/01/24	500	538,635
New Jersey Environmental Infrastructure Trust, RB, Series B, AMT, 5.00%, 9/01/28	1,355	1,491,882
North Hudson New Jersey Sewerage Authority, Refunding RB, Series A (NPFGC), 0.00%, 8/01/21 (b)(d)	5,000	4,629,950

BLACKROCK NEW JERSEY MUNICIPAL BOND FUND	FEBRUARY 28, 2017	5

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Utilities (continued)
Passaic Valley Water Commission, RB, Water Supply, Series A, 6.00%, 12/15/24	$1,195	$1,315,229

		7,975,696
Total Municipal Bonds in New Jersey		256,801,209

Puerto Rico — 0.9%
Housing — 0.3%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	750	789,870
Tobacco — 0.6%
Children’s Trust Fund, Refunding RB, Tobacco Settlement, Asset-Backed Bonds, Series A, 5.63%, 5/15/43	1,825	1,827,372
Total Municipal Bonds in Puerto Rico		2,617,242
Total Municipal Bonds — 92.3%		259,418,451

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
New Jersey — 5.6%
County/City/Special District/School District — 3.0%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 5/01/51	1,440	1,639,858
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	6,300	6,773,319

		8,413,177

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New Jersey (continued)
Transportation — 2.6%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (f)	$5,001	$5,085,266
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	495	530,059
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	1,455	1,659,355

		7,274,680
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 5.6%		15,687,857
Total Long-Term Investments (Cost — $263,036,333) — 97.9%		275,106,308

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (g)(h)	10,591,622	10,593,740
Total Short-Term Securities (Cost — $10,592,538) — 3.8%		10,593,740
Total Investments (Cost — $273,628,871*) — 101.7%		285,700,048
Other Assets Less Liabilities — 1.6%		4,504,815
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (3.3)%		(9,298,556)

Net Assets — 100.0%		$280,906,307

*	As of February 28, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$264,725,005

Gross unrealized appreciation	$14,434,309
Gross unrealized depreciation	(2,740,715)

Net unrealized appreciation	$11,693,594

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

6	BLACKROCK NEW JERSEY MUNICIPAL BOND FUND	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Zero-coupon bond.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on June 15, 2019, is $3,884,927.

(g)	During the period ended February 28, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2016	Net Activity	Shares Held at February 28, 2017	Value at February 28, 2017	Income	Net Realized Gain	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,295,408	8,296,214	10,591,622	$10,593,740	$20,990	$611	$1,202

(h)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(42)	5-Year U.S. Treasury Note	June 2017	$4,943,531	$5,716
(113)	10-Year U.S. Treasury Note	June 2017	$14,077,328	6,781
(83)	Long U.S. Treasury Bond	June 2017	$12,587,469	(56,426)
(8)	Ultra U.S. Treasury Bond	June 2017	$1,294,250	(8,727)
Total				$(52,656)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.

BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds

LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK NEW JERSEY MUNICIPAL BOND FUND	FEBRUARY 28, 2017	7

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]		$275,106,308	—	$275,106,308
Short-Term Securities	$10,593,740			10,593,740

Total	$10,593,740	$275,106,308		$285,700,048

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$12,497	—	—	$12,497
Liabilities:
Interest rate contracts	(65,153)	—	—	(65,153)

Total	$(52,656)	—	—	$(52,656)

[1]	See above Schedule of Investments for values in each sector or political subdivision.

[2]	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

8	BLACKROCK NEW JERSEY MUNICIPAL BOND FUND	FEBRUARY 28, 2017

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Fund

The Fund may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $9,281,449 are categorized as Level 2 within the disclosure hierarchy.

During the period ended February 28, 2017, there were no transfers between levels.

BLACKROCK NEW JERSEY MUNICIPAL BOND FUND	FEBRUARY 28, 2017	9

Schedule of Investments February 28, 2017 (Unaudited)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 85.5%
Corporate — 6.1%
County of Delaware Pennsylvania IDA, Refunding RB, Covanta Project, 5.00%, 7/01/43	$5,000	$4,977,199
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	3,490	3,807,206
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 10/01/39	3,000	3,238,410
Aqua Pennsylvania, Inc. Project, Series A, AMT, 6.75%, 10/01/18	9,400	10,197,966
Shippingport Project, Series A, 3.75%, 12/01/40 (a)	3,915	1,370,250
Shippingport Project, Series A, 2.55%, 11/01/41 (a)	1,310	458,500
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT:
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 12/01/34	1,540	1,639,607
National Gypsum Co., 5.50%, 11/01/44	1,355	1,431,666

		27,120,804
County/City/Special District/School District — 12.0%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/35	2,310	2,408,106
5.00%, 5/01/42	3,900	4,045,392
Bethlehem Area School District, GO (BAM), Series A:
5.00%, 8/01/34	2,390	2,653,235
5.00%, 8/01/35	1,790	1,980,277
Boyertown Area School District, GO:
5.00%, 10/01/36	890	984,945
5.00%, 10/01/38	1,335	1,474,748
County of Allegheny Pennsylvania IDA, Refunding RB, Residential Resource, Inc. Project, 5.13%, 9/01/31	370	370,170
County of Dauphin General Authority, Refunding RB, Pinnacle Health System Project, 6.00%, 6/01/29	2,615	2,871,636

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County/City/Special District/School District (continued)
County of Lycoming Pennsylvania Water & Sewer Authority, RB, (AGM), 5.00%, 11/15/19 (b)	$825	$909,794
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 7/01/32	1,950	2,235,772
County of York Pennsylvania, GO, Refunding, 5.00%, 3/01/36	2,500	2,749,575
Dallastown Area School District, GO, Refunding, 5.00%, 4/15/34 (c)	1,835	2,059,447
Philadelphia School District, GO, Series E (b):
2014, 6.00%, 9/01/18	5	5,378
2015, 6.00%, 9/01/18	5	5,378
2015-3, 6.00%, 9/01/18	5	5,378
2016, 6.00%, 9/01/18	5	5,378
2016, 6.00%, 9/01/18	6,480	6,970,212
6.00%, 9/01/18	95	102,187
State Public School Building Authority, RB, Community College, Allegheny County Project (AGM), 5.00%, 7/15/34	5,070	5,593,072
State Public School Building Authority, Refunding RB, Harrisburg School District Project, Series A (AGC) (b):
5.00%, 5/15/19	455	494,230
5.00%, 5/15/19	450	488,592
5.00%, 5/15/19	1,810	1,965,226
Township of Bristol Pennsylvania School District, GO:
5.25%, 6/01/43	5,980	6,605,687
(BAM), 5.00%, 6/01/42	2,550	2,828,409
Township of Falls Pennsylvania, Refunding RB, Water & Sewer Authority, 5.00%, 12/01/37	2,115	2,294,331
Township of Lower Paxton Pennsylvania, GO, 5.00%, 4/01/42	630	700,157

BLACKROCK PENNSYLVANIA MUNICIPAL BOND FUND	FEBRUARY 28, 2017	1

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County/City/Special District/School District (continued)
Township of Upper Moreland Pennsylvania School District, GO, 5.00%, 10/01/34	$195	$217,341

		53,024,053
Education — 21.3%
County of Adams Pennsylvania IDA, Refunding RB, Gettysburg College:
5.00%, 8/15/24	580	636,295
5.00%, 8/15/25	765	837,109
5.00%, 8/15/26	760	831,638
County of Cumberland Pennsylvania Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/39	1,000	1,060,800
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran:
6.38%, 1/01/19 (b)	2,700	2,962,548
6.38%, 1/01/39	400	434,592
County of Delaware Pennsylvania Authority, RB, Villanova University:
5.00%, 8/01/40	1,795	1,992,701
5.00%, 8/01/45	3,695	4,090,624
County of Delaware Pennsylvania Authority, Refunding RB:
Haverford College, 5.00%, 11/15/35	6,070	6,620,245
Villanova University, 5.25%, 12/01/19 (b)	600	667,308
County of Northampton Pennsylvania General Purpose Authority, Refunding RB, Moravian College:
5.00%, 10/01/36	890	956,617
3.88%, 10/01/45	1,670	1,568,715
Lancaster Higher Education Authority, RB, Harrisburg Area Community College Project, 3.00%, 4/01/36	1,660	1,470,428
Pennsylvania Higher Educational Facilities Authority, RB:
Drexel University, Series A (NPFGC), 5.00%, 11/01/17 (b)	2,650	2,725,472

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education (continued)
Pennsylvania Higher Educational Facilities Authority, RB (continued):
Shippensburg University Student Services, Student Housing, 5.00%, 10/01/44	$2,450	$2,530,654
Thomas Jefferson University, 5.00%, 3/01/20 (b)	11,000	12,228,040
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.25%, 5/01/41	7,140	7,940,680
La Salle University, 5.00%, 5/01/37	1,595	1,674,351
La Salle University, 5.00%, 5/01/42	2,655	2,782,971
State System of Higher Education, Series AL, 5.00%, 6/15/35	1,425	1,557,710
Thomas Jefferson University, 4.00%, 3/01/37	615	622,890
Thomas Jefferson University, 5.00%, 9/01/45	3,000	3,294,330
University of the Sciences Philadelphia, 5.00%, 11/01/31	1,095	1,220,388
University of the Sciences Philadelphia (AGC), 5.00%, 11/01/18 (b)	5,000	5,331,000
University Properties, Inc. Student Housing Project, Series A, 5.00%, 7/01/35	450	475,065
Widener University, Series A, 5.25%, 7/15/33	2,420	2,655,853
Widener University, Series A, 5.50%, 7/15/38	365	401,584
Pennsylvania State University, RB:
5.00%, 3/01/40	10,000	10,915,700
Series A, 5.00%, 2/15/18 (b)	7,045	7,328,843
Philadelphia Authority for Industrial Development, Refunding RB, 1st Series, 5.00%, 4/01/45	3,330	3,694,102
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania:
5.00%, 7/01/35	765	796,992
5.00%, 7/01/35	630	659,251

2	BLACKROCK PENNSYLVANIA MUNICIPAL BOND FUND	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education (continued)
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania (continued):
5.00%, 7/01/45	$450	$464,270
5.00%, 7/01/47	1,180	1,218,928

		94,648,694
Health — 16.6%
City of Pottsville Pennsylvania Hospital Authority, Refunding RB, Lehigh Valley Health, Series B, 5.00%, 7/01/41	5,000	5,437,150
County of Allegheny Pennsylvania Hospital Development Authority, Refunding RB, University of Pittsburgh Medical Center Health, Series A-1, 1.51%, 2/01/37 (a)	2,500	2,280,125
County of Centre Pennsylvania Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/21 (b)	4,110	5,130,719
County of Chester Health & Education Facilities Authority, Refunding RB, Simpson Senior Services Project:
5.00%, 12/01/35	1,000	983,200
Series A, 5.25%, 12/01/45	1,500	1,484,490
County of Cumberland Pennsylvania Municipal Authority, Refunding RB:
Asbury Pennsylvania Obligated Group, 5.25%, 1/01/41	2,540	2,564,105
Diakon Lutheran Social Ministries, 5.00%, 1/01/38	4,400	4,647,940
County of Dauphin General Authority, Refunding RB, Pinnacle Health System Project, 6.00%, 6/01/19 (b)	2,385	2,646,229
County of Lancaster Pennsylvania Hospital Authority, Refunding RB:
Brethren Village Project, Series A, 6.50%, 7/01/40	1,750	1,760,675
Masonic Villages of The Grand Lodge of Pennsylvania Project, 5.00%, 11/01/28	790	894,572

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (continued)
County of Lancaster Pennsylvania Hospital Authority, Refunding RB (continued):
Masonic Villages of The Grand Lodge of Pennsylvania Project, 5.00%, 11/01/35	$575	$628,561
University of Pennsylvania Health System, 5.00%, 8/15/42	2,400	2,657,280
County of Montgomery Pennsylvania Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital Obligated Group, Series A, 5.13%, 6/01/19 (b)	3,255	3,548,145
County of Montgomery Pennsylvania IDA, RB, Acts Retirement-Life Communities, Series A-1, 6.25%, 11/15/19 (b)	480	545,045
County of Montgomery Pennsylvania IDA, Refunding RB:
Acts Retirement-Life Communities, 5.00%, 11/15/27	1,385	1,515,536
Acts Retirement-Life Communities, 5.00%, 11/15/28	895	975,684
Acts Retirement-Life Communities, 5.00%, 11/15/36	3,575	3,806,839
Whitemarsh Continuing Care Retirement Community, 5.25%, 1/01/40	5,000	4,696,000
Lancaster IDA, Refunding RB, Garden Spot Village Project:
5.38%, 5/01/28	730	790,627
5.75%, 5/01/35	1,285	1,390,807
Moon Industrial Development Authority, Refunding RB, 6.00%, 7/01/45	4,000	4,081,080
Pennsylvania Higher Educational Facilities Authority, Refunding RB, University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	4,800	5,166,672
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB:
Jefferson Health System of Chester Philadelphia, Series B, 5.00%, 5/15/20 (b)	6,000	6,701,580
Presbyterian Medical Center, 6.65%, 12/01/19 (d)	1,315	1,435,125

BLACKROCK PENNSYLVANIA MUNICIPAL BOND FUND	FEBRUARY 28, 2017	3

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (continued)
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series B (AGC), 5.38%, 7/01/20 (b)	$3,590	$4,070,593
Southcentral Pennsylvania General Authority, Refunding RB, Wellspan Health Obligation Group, Series A:
6.00%, 12/01/18 (b)	1,780	1,930,553
6.00%, 6/01/29	1,970	2,104,433

		73,873,765
Housing — 7.5%
City of Philadelphia Pennsylvania IDA, RB, Retirement Facilities, Rieder House Project, Series A, 6.10%, 7/01/33	460	460,000
Pennsylvania HFA, RB:
Brinton Manor Apartments & Brinton Towers, M/F Housing, Series A, 4.25%, 10/01/35	600	615,186
Brinton Manor Apartments & Brinton Towers, M/F Housing, Series A, 4.50%, 10/01/40	600	615,900
S/F Housing Mortgage, Series 114-C, 3.65%, 10/01/37	4,120	4,130,259
S/F Housing Mortgage, Series 118-B, 4.05%, 10/01/40	3,000	3,028,800
S/F Housing Mortgage, Series 2015-117-B, 4.05%, 10/01/40	2,400	2,409,288
Pennsylvania HFA, Refunding RB, S/F Housing Mortgage:
Series 096-A, AMT, 4.70%, 10/01/37	1,090	1,090,512
Series 099-A, AMT, 5.15%, 4/01/38	2,295	2,410,416
Series 119, 3.50%, 10/01/36	2,260	2,182,030
Series 121, 3.10%, 10/01/36	7,000	6,633,900
Philadelphia IDA, RB, Series A:
3.00%, 12/01/29	1,650	1,541,331
3.50%, 12/01/36	1,210	1,092,448
4.00%, 12/01/46	5,740	5,201,703

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Housing (continued)
Philadelphia IDA, RB, Series A (continued):
4.00%, 12/01/51	$2,260	$2,007,874

		33,419,647
State — 4.0%
Commonwealth Financing Authority, RB, Series B (AGC), 5.00%, 6/01/31	3,420	3,649,482
Commonwealth of Pennsylvania, GO:
1st Series, 5.00%, 6/15/26	1,000	1,154,830
2nd Series A, 5.00%, 8/01/17 (b)	3,000	3,055,260
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Bridge Finco LP, 5.00%, 6/30/42	9,000	9,666,090

		17,525,662
Transportation — 12.8%
City of Philadelphia Pennsylvania, ARB, Series A:
5.00%, 6/15/40	14,000	15,229,060
AMT (AGM), 5.00%, 6/15/32	9,500	9,595,285
AMT (AGM), 5.00%, 6/15/37	1,250	1,262,325
Delaware River JT Toll Bridge Commission, RB, Bridge System, 5.00%, 7/01/42 (c)	2,500	2,815,775
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	7,500	8,148,750
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 5.00%, 11/01/41	1,510	1,592,959
Pennsylvania Turnpike Commission, RB:
CAB, Sub-Series A-3, 0.00%, 12/01/42 (e)	6,740	2,213,416
CAB, Sub-Series A-3 (AGM), 0.00%, 12/01/40 (e)	2,225	852,286
Series A-1, 5.00%, 12/01/41	100	110,107
Series B, 5.00%, 12/01/40	250	275,487
Sub-Series A, 5.13%, 12/01/20 (b)	960	1,094,746
Sub-Series A, 5.13%, 12/01/26	325	360,100

4	BLACKROCK PENNSYLVANIA MUNICIPAL BOND FUND	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Transportation (continued)
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series A-1, 5.25%, 12/01/45	$4,730	$5,292,681
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts:
5.00%, 6/01/28	3,140	3,490,518
5.00%, 6/01/29	4,155	4,613,463

		56,946,958
Utilities — 5.2%
City of Philadelphia Pennsylvania Gas Works, RB:
9th Series, 5.25%, 8/01/20 (b)	1,280	1,450,496
9th Series, 5.25%, 8/01/40	2,020	2,213,516
12th Series B (NPFGC), 7.00%, 5/15/20 (d)	735	807,567
City of Philadelphia Pennsylvania Gas Works, Refunding RB:
5.00%, 8/01/30	1,200	1,336,656
5.00%, 8/01/31	900	998,433
5.00%, 8/01/32	1,200	1,323,876
5.00%, 8/01/33	600	659,190
5.00%, 8/01/34	1,050	1,148,794
City of Philadelphia Pennsylvania Water & Wastewater, RB:
Series A, 5.25%, 1/01/19 (b)	1,450	1,562,708
Series C (AGM), 5.00%, 8/01/40	2,650	2,894,992
County of Allegheny Pennsylvania Sanitary Authority, RB, Sewer Improvement (BAM), 5.25%, 12/01/41	2,090	2,341,699
County of Allegheny Pennsylvania Sanitary Authority, Refunding RB, Sewer Improvement (AGM), 5.00%, 6/01/40	1,000	1,102,080
County of Delaware Pennsylvania Regional Water Quality Control Authority, RB, Sewer Improvements, 5.00%, 5/01/33	980	1,086,193
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 1/01/32	3,895	4,145,176

		23,071,376
Total Municipal Bonds in Pennsylvania		379,630,959

Municipal Bonds	Par (000)	Value
Puerto Rico — 0.7%
Tobacco — 0.7%
Children’s Trust Fund, Refunding RB, Tobacco Settlement, Asset-Backed Bonds, Series A, 5.63%, 5/15/43	$3,175	$3,179,128
Total Municipal Bonds — 86.2%		382,810,087

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
Pennsylvania — 26.4%
Education — 3.6%
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, Series A, 5.75%, 8/15/21 (b)	9,280	11,016,566
University of Pittsburgh, RB, The Commonwealth System of Higher Education, Capital Project, Series B, 5.00%, 3/15/19 (b)	4,448	4,805,854

		15,822,420
Health — 11.5%
County of Berks Pennsylvania Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project, Series A-3, 5.50%, 11/01/31	10,000	10,965,900
Geisinger Authority Pennsylvania, RB, Health System:
Series A, 5.13%, 6/01/34	7,460	7,898,946
Series A, 5.25%, 6/01/39	5,997	6,370,002
Series A-1, 5.13%, 6/01/41	12,570	13,561,899
Pennsylvania Economic Development Financing Authority, RB, University of Pittsburgh Medical Center, Series B, 4.00%, 3/15/40	2,000	1,999,960

BLACKROCK PENNSYLVANIA MUNICIPAL BOND FUND	FEBRUARY 28, 2017	5

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
Pennsylvania (continued)
Health (continued)
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 7/01/41	$9,380	$10,245,868

		51,042,575
Housing — 2.9%
Pennsylvania HFA, Refunding RB, S/F Mortgage, AMT:
Series 114A, 3.70%, 10/01/42	6,203	6,432,179
Series 115A, 4.20%, 10/01/33	6,250	6,505,250

		12,937,429
State — 6.5%
Commonwealth of Pennsylvania, GO, 1st Series, 5.00%, 3/15/19 (b)	10,797	11,669,141
General Authority of Southcentral Pennsylvania, Refunding RB, Wellspan Health Obligated Group, Series A, 5.00%, 6/01/44	5,000	5,456,700
Pennsylvania Turnpike Commission, RB, Oil Franchise Tax, Remarketing, Series C (NPFGC), 5.00%, 12/01/18 (b)	11,000	11,770,110

		28,895,951
Transportation — 0.7%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	2,520	2,879,679

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
Pennsylvania (continued)
Utilities — 1.2%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB (BAM), 5.00%, 8/15/42	$5,007	$5,529,881
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 26.4%		117,107,935
Total Long-Term Investments (Cost — $476,859,198) — 112.6%		499,918,022

Short-Term Securities — 0.2%	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (g)(h)	1,082,852	1,083,069
Total Short-Term Securities (Cost — $1,082,961) — 0.2%		1,083,069
Total Investments (Cost — $477,942,159*) — 112.8%		501,001,091
Other Assets Less Liabilities — 0.6%		2,531,894
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.4)%		(59,415,264)

Net Assets — 100.0%		$444,117,721

*	As of February 28, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$418,863,589

Gross unrealized appreciation	$29,199,917
Gross unrealized depreciation	(6,359,571)

Net unrealized appreciation	$22,840,346

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	When-issued security.

(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(e)	Zero-coupon bond.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(g)	During the period ended February 28, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

6	BLACKROCK PENNSYLVANIA MUNICIPAL BOND FUND	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund

Affiliate	Shares Held at May 31, 2016	Net Activity	Shares Held at February 28, 2017	Value at February 28, 2017	Income	Net Realized Gain	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	17,018,931	(15,936,079)	1,082,852	$1,083,069	$17,383	$373	$108

(h)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(104)	5-Year U.S. Treasury Note	June 2017	$12,241,125	$9,807
(148)	10-Year U.S. Treasury Note	June 2017	$18,437,563	673
(120)	Long U.S. Treasury Bond	June 2017	$18,198,750	(94,491)
(25)	Ultra U.S. Treasury Bond	June 2017	$4,044,531	(31,241)
Total				$(115,252)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds

GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

S/F	Single-Family

BLACKROCK PENNSYLVANIA MUNICIPAL BOND FUND	FEBRUARY 28, 2017	7

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments [1]	—	$499,918,022	—	$499,918,022
Short-Term Securities	$1,083,069	—	—	1,083,069

Total	$1,083,069	$499,918,022	—	$501,001,091

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$10,480	—	—	$10,480
Liabilities:
Interest rate contracts	(125,732)	—	—	(125,732)

Total	$(115,252)	—	—	$(115,252)

[1]	See above Schedule of Investments for values in each sector or political subdivision.
[2]	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

8	BLACKROCK PENNSYLVANIA MUNICIPAL BOND FUND	FEBRUARY 28, 2017

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Bond Fund

The Fund may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $59,297,156 are categorized as Level 2 within the disclosure hierarchy.

During the period ended February 28, 2017, there were no transfers between levels.

BLACKROCK PENNSYLVANIA MUNICIPAL BOND FUND	FEBRUARY 28, 2017	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Multi-State Municipal Series Trust

Date: April 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Multi-State Municipal Series Trust

Date: April 19, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock Multi-State Municipal Series Trust

Date: April 19, 2017